Notes Payable and Convertible Notes	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Notes Payable and Convertible Notes

NOTE 8 – NOTES PAYABLE AND CONVERTIBLE NOTES

In January 2020, the Company entered into a lease amendment for our corporate office facility whereby the lease term was extended through November of 2026 in exchange for a loan of $42,500 (March 31, 2020 - $15,000). The note payable accrues interest at a rate of 6% per annum. At March 31, 2021 and 2020, the amount outstanding on the note was $39,528 and $15,095, respectively. The note is classified as a current liability as the Company has not been current on its loan payments as of March 31, 2021.

On May 1, 2020, the Company received $38,665 in loan proceeds pursuant to the Paycheck Protection Program enacted by the 2020 US Federal government Coronavirus Aid, Relief, and Economic Security Act. At March 31, 2021, the Company was obligated for the outstanding balance of $39,020. The principal and accrued interest may be forgivable and the Company has applied for forgiveness. The loan accrues interest at a rate of 1% per annum and matures on May 1, 2022; if not forgiven prior to December 1, 2020, the Company is required to pay monthly installments toward principal and interest until the note is paid in full. However, through the date of this filing we are awaiting review and further guidance from the loan issuer on our repayment status.

At March 31, 2021, the Company is obligated for several convertible notes payable in the total amount of $235,671 made up of $230,000 in principal and $5,671 in interest. All of these convertible notes mature during the quarter ended June 30, 2021. These convertible notes accrue interest at a rate of 10%. Accrued interest is due and payable each calendar quarter in cash; during the years ended March 31, 2021 and 2020, the Company paid out interest of $23,063 and $18,536, respectively, to these convertible note holders. These convertible notes automatically convert into shares of common stock at a rate of $2.88 per share at the earlier of the maturity date or an uplist to a national securities exchange (e.g., Exchange or New York Stock Exchange) provided that the Company’s stock price is at least $3.48 at the time of the uplist. The convertible note holders have the right to convert their outstanding principal and interest into shares of the Company’s common stock at any time during their note’s term at $2.88 per share. As of March 31, 2021, these convertible notes did not include a beneficial conversion feature. All of these notes were converted in April 2021.

The Company entered into a convertible note payable held by RedDiamond Partners, LLC (“RDCN”) on June 15, 2020, whereby the RDCN was convertible on or after January 15, 2021 and before maturity on March 15, 2021 at a rate of $1.12/share. The RDCN was issued in the principal amount of $352,941 with $52,941 being made up of a 15% Original Issue Discount (“OID”) and included a conversion feature. However, this conversion feature’s exercise contingency was only utilizable if triggered by the occurrence of an Event of Default, which included events that were outside the control of the Company (i.e., not based solely on the market for the Company’s stock or the Company’s own operations). Additionally, the RDCN accrued interest at a rate of 12.5% per annum, calculated on a 360-day-per-year-basis. This RDCN was issued alongside a warrant to purchase of 139,286 shares of Company common stock (“RDCN Warrants”) with a relative fair value of $91,500. Upon inception, the outstanding principal balance of the RDCN was reduced to $-0- by various discounts on the debt totaling $352,941 as follows: i) the RDCN Warrants generated a discount on the debt of $91,500 based on the relative fair value of the same; ii) $2,500 in investor legal costs was treated as a discount on the debt since this was paid by the Company; iii) $52,941 of OID was treated as a discount on the debt; iv) a discount of $206,000 was taken due to the conversion option being treated as a derivative. In evaluating the various instruments and their components within this transaction (including issuance of the RDCN and RDCN Warrants) for treatment as a derivative and the respective accounting treatment of the same, the Company referenced ASC 470 and ASC 815 in conjunction with interpretive guidance. In conjunction with the RDCN and RDCN Warrants issuances, the Company also paid $30,000 and issued 75,000 warrants (“Think Warrants”) valued at $31,500 using the Black-Scholes model to Think Equity for soliciting the RedDiamond Partners, LLC transaction. The total issuance costs paid to Think Equity of $61,500 of cash and warrants, which the Company recorded the relative fair value of $52,399 to expense since no further discount was available to be taken on the debt. For the year ended March 31, 2021, the Company amortized a pro-rata portion of the discount on the debt on a straight-line basis to interest expense in the amount of $173,174. At October 26, 2020, the Company entered into a note conversion agreement that converted the then outstanding balance of $368,995 made up of $352,941 in principal and $16,054 in accrued interest into 263,568 shares of common stock at a rate of $1.40 per share when the market price of the stock was $6.56. The settlement relieved a derivative liability in the amount of $1,908,100, outstanding principal and interest of $368,995, and debt discount in the amount of $181,187 in exchange for stock valued on the date of the settlement in the total amount of $1,729,005; this triggered a gain on debt extinguishment of $366,903. Please see Note 11 to these financial statements for more information on this conversion. As of March 31, 2021, the Company had $-0- in unamortized debt discount remaining and owed $-0- in principal and interest pursuant to the RDCN.